21. PAYMENT TO SHAREHOLDERS (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approved dividends	R$ 898,332
Dividend 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2017 (*)
Approved dividends	R$ 0
Payment year	2017
Paid dividends	R$ 0
Dividend 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval year	2018
Approved dividends	R$ 898,332
Payment year	2018
Paid dividends	R$ 0